OTHER OPERATING GAINS	12 Months Ended
Dec. 31, 2019
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
OTHER OPERATING GAINS

10.	OTHER OPERATING GAINS

(in thousands of $)	2019	2018	2017
Insurance recoveries	3,737	—	—
Other gains	628	—	—
Gain on termination of vessel leases	—	10,324	2,379
Gain (loss) on pool arrangements	(943)	(118)	2
	3,422	10,206	2,381

In the year ended December 31, 2019, the Company recorded a $3.7 million insurance recovery for loss of hire related to an explosion on the Front Altair. A further $0.6 million gain was recognized in the year ended December 31, 2019 in relation to the settlement of miscellaneous claims.

In the year ended December 31, 2019, the Company recorded a $1.5 million loss (2018: $0.2 million) related to the pooling arrangement with SFL between two of its Suezmax tankers Front Odin and Front Njord and two SFL vessels Glorycrown and Everbright. A gain of $0.6 million was recorded in the year ended December 31, 2019 (2018: $0.1 million) related to other pooling arrangements.

In the year ended December 31, 2018, the Company terminated the leases on six VLCCs, recognizing a gain of $10.3 million. In the year ended December 31, 2017, the Company terminated the leases on two VLCCs and two Suezmax tankers, recognizing a gain of $2.4 million.

Further information on the gain on termination of vessel leases can be found in Note 19.